NOTE 6 - NOTES PAYABLE: Schedule of Debt (Tables)	Jun. 30, 2023
March 31, 2023
Schedule of Debt

Note	Issuance Date	Maturity Date	Interest Rate	Original Principal Amount	Balance at June 30, 2023	Balance at December 31, 2022
Unsecured debt B	February 22, 2022	February 15, 2023	10%	$200,000	$-	$75,370
Secured debt C	October 7, 2022	October 7, 2023	12.99%	200,000	-	200,000
Unsecured debt D	March 20, 2023	August 17, 2024	10%	330,000	306,641	-
Secured debt E	May 19, 2023	May 18, 2024	12.99%	131,000	120,718	-
Total notes payable				$861,000	$427,359	$ 275,370
Debt discount and deferred financing costs				-	-	-
Total notes payable, net				$861,000	$427,359	$ 275,370

December 31, 2022
Schedule of Debt

				Original	Balance at	Balance at
				Principal	December 31,	December 31,
Note	Issuance Date	Maturity Date	Interest Rate	Amount	2022	2021
Unsecured debt A	March 2019, March and June 2020	No due date	0%	$-	$866	$866
Unsecured debt B	February 22, 2022	April 25, 2022	10%	200,000	75,370	-
Secured debt C	October 7, 2022	October 7, 2023	12.99%	200,000	200,000	-
Total notes payable				$400,000	$276,236	$866
Debt discount and deferred financing costs				-	-	-
Total notes payable, net				$400,000	$276,236	$866